Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	0.23188%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$494,861.02

Principal:
Principal Collections	$11,817,809.13
Prepayments in Full	$5,080,584.75
Liquidation Proceeds	$93,290.60
Recoveries	$28,926.79
Sub Total	$17,020,611.27
Collections	$17,515,472.29

Purchase Amounts:
Purchase Amounts Related to Principal	$181,184.91
Purchase Amounts Related to Interest	$440.63
Sub Total	$181,625.54

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,697,097.83

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	39
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,697,097.83
Servicing Fee	$204,919.95	$204,919.95	$0.00	$0.00	$17,492,177.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,492,177.88
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,492,177.88
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,492,177.88
Interest - Class A-3 Notes	$51,452.17	$51,452.17	$0.00	$0.00	$17,440,725.71
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$17,280,575.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,280,575.79
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$17,210,647.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,210,647.04
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$17,160,124.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,160,124.87
Regular Principal Payment	$16,161,937.71	$16,161,937.71	$0.00	$0.00	$998,187.16
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$998,187.16
Residual Released to Depositor	$0.00	$998,187.16	$0.00	$0.00	$0.00
Total		$17,697,097.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,161,937.71
Total					$16,161,937.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original		Original Balance		Original Balance		Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,161,937.71	$43.25	$51,452.17	$0.14	$16,213,389.88	$43.39
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$16,161,937.71	$12.42	$332,053.01	$0.26	$16,493,990.72	$12.68

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$36,534,088.42	0.0977631	$20,372,150.71	0.0545147
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$204,354,088.42	0.1570601	$188,192,150.71	0.1446386

Pool Information
Weighted Average APR	2.409%	2.407%
Weighted Average Remaining Term	24.67	23.90
Number of Receivables Outstanding	23,283	22,492
Pool Balance	$245,903,944.50	$228,503,526.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$230,376,558.56	$214,214,620.85
Pool Factor	0.1743544	0.1620169

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$14,288,905.25
Targeted Overcollateralization Amount	$40,311,375.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,311,375.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$227,549.01
(Recoveries)		98	$28,926.79
Net Loss for Current Collection Period			$198,622.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9693%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0090%
Second Prior Collection Period			0.6555%
Prior Collection Period			0.9710%
Current Collection Period			1.0048%
Four Month Average (Current and Prior Three Collection Periods)			0.6556%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,245	$13,055,724.69
(Cumulative Recoveries)			$2,611,939.80
Cumulative Net Loss for All Collection Periods			$10,443,784.89
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7405%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,023.34
Average Net Loss for Receivables that have experienced a Realized Loss			$3,218.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.37%	230	$3,132,694.78
61-90 Days Delinquent	0.22%	35	$508,451.92
91-120 Days Delinquent	0.07%	9	$153,801.63
Over 120 Days Delinquent	0.19%	24	$427,452.58
Total Delinquent Receivables	1.85%	298	$4,222,400.91

Repossession Inventory:
Repossessed in the Current Collection Period		18	$268,205.05
Total Repossessed Inventory		26	$472,291.22

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2691%
Prior Collection Period			0.3006%
Current Collection Period			0.3023%
Three Month Average			0.2907%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4769%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer